Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 1,562,645	$ 873,974
Work-in-progress	470,126	259,343
Finished goods	248,052	501,756
Goods-in-transit	496,125	278,299
Less: Allowance for inventories write-down	(227,028)	(267,039)	$ (258,160)
Inventories	$ 2,549,920	$ 1,646,333